Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Narrative) (Details) - USD ($)		12 Months Ended
	Apr. 17, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 26, 2019	Jul. 28, 2016	Jun. 01, 2015	Feb. 16, 2015	Nov. 02, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 4,939,000	$ 8,578,000	$ 14,480,000
Changyou 2014 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		5,244,250
Total fair value of stock options granted		$ 4,100,000
Total fair values of share options vested		4,100,000	4,100,000	4,200,000
Total intrinsic value of share options exercised		0	0	100,000
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of stock options granted		$ 27,800,000
Changyou [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		6,826,000
Changyou [Member] | Class A Ordinary Shares [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consideration Per Share	$ 5.4
Changyou [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	0.01
Accrued fixed price, final	5.39
Consideration Per Share	5.4
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices of option granted	0.01
Accrued fixed price, final	5.39
Share Based Compensation Arrangement By Share Based Payment Award Per Share Fixed Price	5.39
Share Based Compensation Arrangement By Share Based Payment Award Options Accrued Fixed Price Initial	5.39
Consideration Per Share	5.4
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	5.39
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,000,000	$ 3,900,000	$ (7,700,000)
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan expiration date		Jun. 30, 2024
Number of shares under contractually granted share options					3,023,000	100,000	1,998,000
Exercise prices of option granted					$ 0.01	$ 0.01	$ 0.01	$ 0.01
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Minimum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance									2,000,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A Ordinary Shares [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance									6,000,000
Maximum term of share rights granted under share incentive plan		10 years
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A restricted share units [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options									2,416,000
Changyou [Member] | Changyou 2014 Share Incentive Plan [Member] | Certain members of management and certain other employees [Member] | Class A restricted share units [Member] | Maximum [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units converted to options								2,400,000
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		four equal installments
Award vesting period		4 years
Changyou [Member] | Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Changyou Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued fixed price, final	5.39
Share Based Compensation Arrangement By Share Based Payment Award Options Accrued Fixed Price Initial	5.39
Share-based Compensation Arrangements by Share-based Payment Award, Options, Not Exercisable in Period, Conditionally Repurchased, Exercise Price	$ 5.39